OTHER INCOME	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER INCOME

Note 4 — OTHER INCOME

Rental income related to short-term leasing of office equipment and premises to a related party for the years ended December 31, 2023 and 2024, respectively, and interest income from short-term fixed deposits for the year ended December 31, 2025.

	For Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Government grants	34,493	14,233	30,227	23,506
Rental income	14,400	14,400	100	78
Interest income	3,256	1,177	38,561	29,988
Foreign exchange gain/(loss), net	-	-	(42,492)	(33,045)
Others	226	1,018	1,175	914
Total other income	52,375	30,828	27,571	21,441